SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The accompanying interim condensed financial statements of the Company are unaudited. These interim condensed financial statements have been prepared in accordance with U.S. GAAP and the applicable rules and regulations of the SEC for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The December 31, 2024 condensed balance sheet was derived from the audited financial statements as of that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim condensed financial statements have been prepared on the same basis as the audited financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to state fairly the Company’s financial position, results of operations, and cash flows for the interim periods. The interim results for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025, or for any other future annual or interim period.

The unaudited interim condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes of the Company for the year ended December 31, 2024. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2024, are applied consistently in these interim condensed financial statements.

Use of estimates - The preparation of condensed financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include identifying the existence of embedded derivatives, share-based compensation and the determination of the fair value of the Company’s Ordinary Shares, share options and the fair value of convertible securities.

Recently Adopted Accounting Standards

As an emerging growth company, the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The new guidance was adopted for the Company on January 1, 2023 and the adoption did not have a material impact on the Company’s financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for our annual fiscal year 2024, and interim periods starting in fiscal year 2025. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements.

The new guidance was adopted by the Company for fiscal year 2024 annual financial statements and this standard was applied retrospectively for the prior period presented in the financial statements. See Note 7 – Segment Reporting for further information.

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued Accounting Standards Update (ASU) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses. This update aims to enhance the transparency of financial reporting by requiring public business entities (PBEs) to provide disaggregated disclosure of certain income statement expense captions into specified categories in disclosures within the footnotes to the financial statements. The ASU is effective for annual fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. Adoption of this ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of adopting this ASU on its financial statements and disclosures.